SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Barrick Share Purchase Plan, Employer Matching Contribution, Percent Match	100.00%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum required annual retainer (as percent)	63.60%
BSPP | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	1.00%
BSPP | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	10.00%
United States of America, Dollars | BSPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution	$ 4,000
Canada, Dollars | BSPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution	$ 5,000